Property, Plant & Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Assets acquired under capital lease	$ 13,059
Net carrying amount of leased assets	51,918	$ 53,476
Mineral properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	6,371
Gibraltor [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	75,408	10,065
Other capital expenditures	10,728	3,932
Increase in Carrying Value of Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in rehabilitation cost asset	8,350
Aley niobium project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized development costs	1,713	840
Property acquisition costs	5,436
Florence copper project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized development costs	15,245	$ 4,961
Property acquisition costs	86,940
New prosperity gold-copper property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property acquisition costs	1
Harmony gold property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property acquisition costs	$ 1